DEFERRED CHARGES AND OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES AND OTHER ASSETS, NET
DEFERRED CHARGES AND OTHER ASSETS, NET
Deferred charges and other assets, net consisted of the following:

	December 31, 2017	December 31, 2016
Deferred turnaround costs, net	$560,403	$302,919
Catalyst, net	131,019	114,788
Linefill	19,485	19,485
Pension plan assets	9,593	9,440
Environmental credits	42,452	51,636
Intangible assets, net	537	577
Other	16,099	5,158
	$779,588	$504,003

The Company recorded amortization expense related to deferred turnaround costs, catalyst and intangible assets of $105,547, $102,636 and $65,452 for the years ended December 31, 2017, 2016 and 2015 respectively. The restricted cash consisted primarily of cash held as collateral securing the PBF Rail credit facility.
Intangible assets, net was comprised of permits and emission credits as follows:

	December 31, 2017	December 31, 2016
Gross amount	$3,996	$3,597
Accumulated amortization	(3,419)	(3,378)
Net amount	$577	$219